Sector Weightings
Cambria Global Value ETF
Financials	35.0%
Utilities	16.7%
Energy	10.1%
Materials	9.6%
Industrials	8.9%
Real Estate	6.9%
Consumer Staples	5.2%
Consumer Discretionary	3.4%
Information Technology	1.5%
Communication Services	1.4%
Health Care	1.3%
100.00%

Cambria Global Value ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks - 93.9% Austria - 10.2%
ANDRITZ AG	15,042	$929,020
AT&S Austria Technologie & Systemtechnik AG	33,899	822,810
BAWAG Group AG (a)	20,710	1,070,717
Erste Group Bank AG(b)	20,496	888,445
Erste Group Bank AG	28,558	1,236,043
EVN AG	43,927	1,217,649
OMV AG	22,018	982,961
Raiffeisen Bank International AG	64,964	1,356,386
Verbund AG	11,554	944,593
Voestalpine AG	30,411	907,075
Wienerberger AG	34,335	1,168,087
		11,523,786

Brazil - 6.4%
Atacadao SA	414,200	875,318
Banco Santander Brasil SA	152,600	881,522
Centrais Eletricas Brasileiras SA	130,800	1,079,264
Cia Siderurgica Nacional SA	327,000	1,168,895
JBS S/A	261,600	1,240,308
Telefonica Brasil SA	98,100	1,015,770
Vale SA	65,400	897,494
		7,158,571

Chile - 8.6%
Banco Santander Chile	19,921,276	921,289
CAP SA	82,513	596,085
Cencosud SA	616,068	1,072,123
Cia Sud Americana de Vapores SA	8,662,775	624,227
Colbun SA	9,816,976	1,393,255
Empresas CMPC SA	661,630	1,078,048
Empresas Copec SA	137,122	871,738
Enel Americas SA	9,330,836	945,628
Falabella SA(b)	364,496	866,315
Quinenco SA	356,866	1,212,838
		9,581,546

Czech Republic - 7.8%
CEZ AS	42,510	1,610,503
Komercni Banka AS	75,428	2,478,457
Moneta Money Bank AS (a)	670,241	2,887,806
Philip Morris CR AS	2,507	1,745,727
		8,722,493

Greece - 0.0%(c)
FF Group(c)(d)	25,407	0

Hong Kong - 6.0%
BOC Hong Kong Holdings Ltd.	327,000	782,998
China Overseas Land & Investment Ltd.	381,500	573,864
China Resources Land Ltd.	218,000	658,075
CK Asset Holdings Ltd.	163,500	737,198
CK Hutchison Holdings Ltd.	163,500	844,902
Geely Automobile Holdings Ltd.	763,000	720,258
Orient Overseas International Ltd.	54,500	811,440
Sino Land Co. Ltd.	872,000	910,151
Swire Properties Ltd.	392,400	731,802
		6,770,688

Italy - 10.5%
A2A SpA	596,121	1,185,697
Assicurazioni Generali SpA	49,050	1,096,738
Banco BPM SpA	228,028	1,234,609
Enel SpA	161,102	1,103,982
Eni SpA	68,016	1,088,897
Intesa Sanpaolo SpA	374,524	1,158,789
Leonardo SpA	81,859	1,433,570
Pirelli & C SpA (a)	195,655	1,065,252
UniCredit SpA	47,306	1,388,511
UnipolSai Assicurazioni SpA	383,898	1,017,278
		11,773,323

Malaysia - 7.8%
CIMB Group Holdings Bhd	839,300	1,105,463
Hartalega Holdings Bhd(b)	1,853,000	1,073,408
Hong Leong Bank Bhd	207,100	840,660
Malayan Banking Bhd	479,600	938,921
Petronas Chemicals Group Bhd	545,000	780,053
Public Bank Bhd	926,500	859,902
RHB Bank Bhd	708,500	838,816
Sime Darby Bhd	1,820,300	935,165
Sime Darby Plantation Bhd	806,600	753,736
Top Glove Corp. Bhd(b)	3,706,000	728,664
		8,854,788

Poland - 10.3%
Alior Bank SA(b)	127,094	2,394,508
Jastrzebska Spolka Weglowa SA(b)	63,002	681,919
KGHM Polska Miedz SA	31,501	884,654
Lubelski Wegiel Bogdanka SA	82,404	709,998
ORLEN SA	196,257	3,071,184
PGE Polska Grupa Energetyczna SA(b)	453,658	959,852
Powszechny Zaklad Ubezpieczen SA	146,714	1,771,933
Tauron Polska Energia SA(b)	1,289,470	1,181,863
		11,655,911

Russia - 0.0%(c)
Alrosa PJSC(d)	1,262,976	0
Gazprom Neft PJSC(d)	334,880	0
Gazprom PJSC(b)(d)	373,048	0
Rosneft Oil Co. PJSC(d)	198,016	0
Sberbank of Russia PJSC(d)	287,609	0
Severstal PAO(b)(d)	82,992	0
Unipro PJSC(b)(d)	22,421,984	0
		0

Singapore - 8.8%
CapitaLand Ascott Trust - REIT	18,006	12,885
CapitaLand Investment Ltd./Singapore	327,000	721,521
CDL Hospitality Trusts	19,450	14,934
City Developments Ltd.	174,400	794,323
Genting Singapore Ltd.	1,438,800	1,083,256
Jardine Cycle & Carriage Ltd.	43,600	845,349
Oversea-Chinese Banking Corp. Ltd.	109,000	1,047,343
Sembcorp Industries Ltd.	392,400	1,658,522
Singapore Airlines Ltd.	250,700	1,248,361
United Overseas Bank Ltd.	43,600	922,051
UOL Group Ltd.	185,300	864,687
Venture Corp. Ltd.	76,300	762,716
		9,975,948

Spain - 9.5%
Acciona SA	5,014	651,588
Banco Bilbao Vizcaya Argentaria SA	137,558	1,289,760
Banco Santander SA	338,118	1,364,961
CaixaBank SA	306,726	1,310,662
Enagas SA	44,799	730,568
Endesa SA	46,652	925,649
Ferrovial SE	38,259	1,464,073
Iberdrola SA	85,129	1,028,084
Mapfre SA	543,692	1,198,634
Naturgy Energy Group SA	32,373	874,634
		10,838,613

United Kingdom - 8.0%
Anglo American PLC	22,509	541,017
Aviva PLC (b)	137,406	752,783
Barclays PLC	530,176	997,221
BP PLC	187,569	1,099,271
Legal & General Group PLC	317,422	1,025,785
Lloyds Banking Group PLC	1,804,059	972,470
Rio Tinto PLC	14,289	996,507
Segro PLC - REIT	66,926	747,901
Shell PLC	34,662	1,074,896
Vodafone Group PLC	643,318	548,844
		8,756,695
Total Common Stocks (Cost $116,871,570)		105,612,362

Preferred Stocks - 3.1% Brazil - 3.1%
Gerdau SA, 0.00%	194,565	827,443
Itau Unibanco Holding SA, 0.00%	218,000	1,446,323
Petroleo Brasileiro SA, 0.00%	152,600	1,255,137
		3,528,903
Total Preferred Stocks (Cost $2,954,083)		3,528,903

Short-Term Investments - 2.5% Money Market Funds - 2.5%
First American Treasury Obligations Fund - Class X, 5.25%(e)	2,869,643	2,869,643
Total Short-Term Investments (Cost $2,869,643)		2,869,643

Total Investments - 99.5% (Cost $122,695,296)		112,010,908
Other Assets in Excess of Liabilities - 0.5%		525,671
Total Net Assets - 100.0%		$112,536,579

Percentages are stated as a percent of net assets.
PJSC – Private Joint Stock Company

PLC - Public Limited Company
REIT – Real Estate Investment Trust
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $5,023,775 or 4.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Global Value ETF
	Level 1	Level 2	Level 3 (a)	Total
Investments:
Common Stocks
Austria	$11,523,786	$–	$–	$11,523,786
Brazil	7,158,571	–	–	7,158,571
Chile	9,581,546	–	–	9,581,546
Czech Republic	8,722,493	–	–	8,722,493
Greece	–	–	0	0
Hong Kong	6,770,688	–	–	6,770,688
Italy	11,773,323	–	–	11,773,323
Malaysia	8,854,788	–	–	8,854,788
Poland	11,655,911	–	–	11,655,911
Russian Federation	–	–	0	0
Singapore	9,975,948	–	–	9,975,948
Spain	10,838,613	–	–	10,838,613
United Kingdom	8,756,695	–	–	8,756,695
Common Stocks - Total	$105,612,362	$–	$0	$105,612,362
Preferred Stocks	3,528,903	–	–	3,528,903
Short-Term Investments	2,869,643	–	–	2,869,643
Total Investments	$112,010,908	$–	$0	$112,010,908

(a)
 A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.